INCOME TAX - Effective Tax Reconciliation (Details)		1 Months Ended	3 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate			21.00%			21.00%		21.00%	21.00%
State taxes, net of federal tax benefit								0.00%	0.00%
Change in fair value of warrant liabilities								(19.80%)	(27.40%)
Transaction costs associated with the Initial Public Offering								(0.80%)	0.00%
Change in valuation allowance								(0.30%)	6.40%
Income tax provision	0.00%	0.00%	5.63%	0.00%	1.05%	0.00%	0.00%	0.00%	0.00%